LOAN PAYABLE	12 Months Ended
Dec. 31, 2022
Loan Payable
LOAN PAYABLE

9. LOAN PAYABLE

During the year ended December 31, 2016, the Company entered into an agreement with an arm’s length party whereby the arm’s length party paid certain debts owed by the Company. The loan was non-interest bearing, unsecured and due on demand. On January 25, 2021, the principal amount of $103,924 plus accrued interest were settled by the issuance of 415,697 common shares with a fair value of $0.55 per share pursuant to a debt settlement agreement dated December 11, 2020. The Company recognized a loss of $124,709 during the year ended December 31, 2021 (Note 11).

During May 2021, an arm’s length party has lent the Company the amount of $50,000. As of December 31, 2022, the loan is outstanding and has accrued interest in the amount of $7,973 (2021- $2,975).

During July 2022, an arm’s length party has lent the Company the amount of $15,000. As of December 31, 2022, the Company has repaid the $15,000 together with the accrued interest in the amount of $274.